Equity Changes in Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance	$ (3,097)	$ (3,097)	$ (3,528)	$ (3,528)	$ (3,979)	$ (2,421)
Unrealized gains (losses) arising during the period		(2)	51	130	318	(1,559)
Reclassifications of realized net (gains) losses to net income		23	73	301	133	1
AOCI reclassifications to retained earnings, net of tax		(706)
AOCI, Ending Balance		(3,782)	(3,404)	(3,097)	(3,528)	(3,979)
AOCI reclassifications to retained earnings, tax		(683)
AOCI reclassifications to retained earnings, before tax		(23)
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance	15	15	8	8	26	13
Unrealized gains (losses) arising during the period		0	(1)	7	(1)	13
Reclassifications of realized net (gains) losses to net income		0	0	0	(17)	0
AOCI reclassifications to retained earnings, net of tax		(15)
AOCI, Ending Balance		0	7	15	8	26
AOCI reclassifications to retained earnings, tax		9
AOCI reclassifications to retained earnings, before tax		(24)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance	145	145	(62)	(62)	(25)	334
Unrealized gains (losses) arising during the period		21	6	184	85	(193)
Reclassifications of realized net (gains) losses to net income		(30)	12	23	(122)	(166)
AOCI reclassifications to retained earnings, net of tax		(8)
AOCI, Ending Balance		128	(44)	145	(62)	(25)
AOCI reclassifications to retained earnings, tax		(9)
AOCI reclassifications to retained earnings, before tax		1
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance	(2,633)	(2,633)	(3,067)	(3,067)	(3,651)	(2,497)
Unrealized gains (losses) arising during the period		0	0	156	312	(1,321)
Reclassifications of realized net (gains) losses to net income		53	61	278	272	167
AOCI reclassifications to retained earnings, net of tax		(667)
AOCI, Ending Balance		(3,247)	(3,006)	(2,633)	(3,067)	(3,651)
AOCI reclassifications to retained earnings, tax		(667)
AOCI reclassifications to retained earnings, before tax		0
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance	(624)	(624)	(407)	(407)	(329)	(271)
Unrealized gains (losses) arising during the period		(23)	46	(217)	(78)	(58)
Reclassifications of realized net (gains) losses to net income		0	0	0	0	0
AOCI reclassifications to retained earnings, net of tax		(16)
AOCI, Ending Balance		(663)	$ (361)	$ (624)	$ (407)	$ (329)
AOCI reclassifications to retained earnings, tax		(16)
AOCI reclassifications to retained earnings, before tax		$ 0
Accounting Standards Update 2016-01 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI reclassifications to retained earnings, net of tax	15
AOCI reclassifications to retained earnings, before tax	24
Accounting Standards Update 2018-02 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI reclassifications to retained earnings, tax	$ 691